Note 33 - Employee Benefits - Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) (Detail) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Actual benefit payments 2019 | Total countries [Domain Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	€ 782
Actual benefit payments 2019 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	446
Actual benefit payments 2019 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	154
Actual benefit payments 2019 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	109
Actual benefit payments 2019 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	73
Benefits expected to be paid 2020 | Total countries [Domain Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	720
Benefits expected to be paid 2020 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	453
Benefits expected to be paid 2020 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	129
Benefits expected to be paid 2020 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	76
Benefits expected to be paid 2020 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	62
Benefits expected to be paid 2021 | Total countries [Domain Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	695
Benefits expected to be paid 2021 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	456
Benefits expected to be paid 2021 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	101
Benefits expected to be paid 2021 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	78
Benefits expected to be paid 2021 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	60
Benefits expected to be paid 2022 | Total countries [Domain Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	721
Benefits expected to be paid 2022 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	473
Benefits expected to be paid 2022 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	109
Benefits expected to be paid 2022 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	79
Benefits expected to be paid 2022 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	60
Benefits expected to be paid 2023 | Total countries [Domain Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	750
Benefits expected to be paid 2023 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	486
Benefits expected to be paid 2023 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	122
Benefits expected to be paid 2023 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	82
Benefits expected to be paid 2023 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	60
Benefits expected to be paid 2024 | Total countries [Domain Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	775
Benefits expected to be paid 2024 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	498
Benefits expected to be paid 2024 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	131
Benefits expected to be paid 2024 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	82
Benefits expected to be paid 2024 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	64
Benefits expected to be paid 2025 to 2029 | Total countries [Domain Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	4,251
Benefits expected to be paid 2025 to 2029 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	2,708
Benefits expected to be paid 2025 to 2029 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	800
Benefits expected to be paid 2025 to 2029 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	433
Benefits expected to be paid 2025 to 2029 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	€ 310
Other | Total countries [Domain Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Weighted average duration of defined benefit obligation	15 years
Other | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Weighted average duration of defined benefit obligation	14 years
Other | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Weighted average duration of defined benefit obligation	21 years
Other | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Weighted average duration of defined benefit obligation	11 years
Other | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Weighted average duration of defined benefit obligation	13 years